SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Senior Notes (Details)	Sep. 30, 2017
Convertible Notes | Convertible Senior Notes
Debt Instrument [Line Items]
Debt, stated interest rate	1.50%